Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment
Accumulated depreciation	$ (184,898)	$ (191,988)
Net property, plant and equipment	71,414	74,869	93,725
Land [Member]
Property, Plant and Equipment
Property, plant and equipment gross	3,044	3,938
Building and Building Improvements [Member]
Property, Plant and Equipment
Property, plant and equipment gross	67,269	69,740
Machinery and Equipment [Member]
Property, Plant and Equipment
Property, plant and equipment gross	$ 185,999	$ 193,179